Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

05048504

1-32322

March 22, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Technical Olympic USA, Inc., 7 ½% Senior Subordinated Notes due 2015 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 22, 2005. Tentative listing date – Not yet determined.

Sincerely,